Results related to associates	12 Months Ended
Dec. 31, 2020
Results related to associates
Results related to associates

14. Results related to associates

The results related to associates for the year ended December 31, 2020 amount to a loss of €  322,000 (2019: a gain of   €  429,000) and consist of our share of the net losses of Wings Therapeutics Inc.